Accounts Payable - Schedule of Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade creditors	$ 3,299	$ 5,001
Accounts payable to shareholders	1,378
Accounts payable to underwriters, promoters, and employees	1,150	1,071
Other accounts payable	1,136	663
Total accounts payable	$ 6,963	$ 6,735